As filed with the Securities and Exchange Commission on November 1, 1996


                                                                       File Nos.
                                                                         2-30203
                                                                        811-1608

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No. _____

   Post Effective Amendment No.  37                       (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.    22                                       (X)

                           FRANKLIN HIGH INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

           777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (415) 312-2000

        HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]immediately upon filing pursuant to paragraph (b)
[ ]on (date) pursuant to paragraph (b)
[ ]60 days after filing pursuant to paragraph (a)(i)
[X]on January 1, 1997, pursuant to paragraph (a)(i)
[ ]75 days after filing pursuant to paragraph (a)(ii)
[ ]on (date), pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuers most recent fiscal year was filed on July 25, 1996.




                           FRANKLIN HIGH INCOME TRUST

                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: INFORMATION REQUIRED IN PROSPECTUS

                     (AGE High Income Fund - Class Z shares)

N-1A          Item                            Location in
Item No.                                      Registration Statement

1.           Cover Page                       Cover Page

2.           Synopsis                         "Expense Summary"

3.           Condensed Financial              "How does the Fund Measure
             Information                      Performance?"

4.           General Description of           "How is the Trust Organized?" "How
             Registrant                       does the Fund Invest its Assets?";
                                              "What are the Fund's Potential
                                              Risks?"

5.           Management of the Fund           "Who Manages the Fund?"

5A.          Management's Discussion          Contained in Registrant's Annual
             of Fund Performance              Report to Shareholders

6.           Capital Stock and Other          "How is the Trust Organized?";
             Securities                       "Services to Help You Manage Your
                                              Account"; "What Distributions
                                              Might I Receive From the Fund?";
                                              "How Taxation Affects You and the
                                              Fund"

7.           Purchase of Securities           "How do I Buy Shares?"; "May I
             Being Offered                    Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account";
                                              "Useful Terms and Definitions"

8.           Redemption or Repurchase         "May I Exchange Shares for Shares
                                              of Another Fund?"; "How Do I Sell
                                              Shares?"; "Transaction Procedures
                                              and Special Requirements";
                                              "Services to Help You Manage Your
                                              Account"

9.           Pending Legal Proceedings        Not applicable




                           FRANKLIN HIGH INCOME TRUST

                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         Part B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION

                     (AGE High Income Fund - Class Z shares)

N-1A          Item                            Location in
Item No.                                      Registration Statement

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information              See Prospectus "How is the Trust
             and History                      Organized?"

13.          Investment Objective             "How does the Fund Invest its
                                              Assets?"; "Investment
                                              Restrictions"

14.          Management of the Fund           "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and          "Investment Management and Other
             Other Services                   Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation and         "How does the Fund Buy Securities
             Other Practices                  For its Portfolio?"

18.          Capital Stock and Other          See Prospectus "How is the Trust
             Securities                       Organized?"

19.          Purchase, Redemption and         "How do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How Are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance       "How does the Fund Measure
             Data                             Performance?"

23.          Financial Statements             "Financial Statements"





PROSPECTUS & APPLICATION

FRANKLIN'S
AGE HIGH
INCOME FUND

INVESTMENT STRATEGY
INCOME

January 1, 1997

Franklin High Income Trust

This prospectus describes the CLASS Z shares of AGE High Income Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund's SAI, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.

CLASS Z shares are available for purchase by certain financial institutions (such as banks, savings institutions and credit unions); pension, profit sharing and employee benefit plans; trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and individuals who meet certain minimum investment requirements. See "About Your Account."

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN'S
AGE HIGH
INCOME FUND

January 1, 1997

WHEN READING THIS PROSPECTUS, YOU WILL SEE TERMS IN CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary

Financial Highlights

How does the Fund Invest its Assets?

What are the Fund's Potential Risks?

Who Manages the Fund?

How does the Fund Measure Performance?

How is the Trust Organized?

How Taxation Affects You and the Fund

ABOUT YOUR ACCOUNT

How Do I Buy Shares?

May I Exchange Shares for
 Shares of Another Fund?

How Do I Sell Shares?

What Distributions Might I
 Receive From the Fund?

Transaction Procedures and
 Special Requirements

Services to Help You
Manage Your Account

GLOSSARY

Useful Terms and Definitions

APPENDIX

Description of Ratings


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the CLASS Z shares of the Fund. Because CLASS Z shares were not offered to the public prior to the date of this prospectus, the table is based on the historical expenses of the CLASS I shares of the Fund for the fiscal year ended May 31, 1996+ Your actual expenses may vary.


A.    SHAREHOLDER TRANSACTION EXPENSES++

      Maximum Sales Charge Imposed on Purchases
      (as a percentage of OFFERING PRICE)                 None

      Deferred Sales Charge                               None

      Exchange Fee (per transaction)                     $5.00+++

B.    ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Management Fees                                     0.46%

      Rule 12b-1 Fees                                     0.00%

      Other Expenses                                      0.14%

      Total Fund Operating Expenses                       0.60%


C.    EXAMPLE


The chart below assumes the annual return for CLASS Z shares is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

              1 YEAR      3 YEARS      5 YEARS      10 YEARS

                $6          $19          $33           $75


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the NET ASSET VALUE or dividends of CLASS Z and are not directly charged to your account.

+ Unlike CLASS Z shares, the CLASS I shares of the Fund have a front-end sales charge and Rule 12b-1 fees.

++ If your transaction is processed through your SECURITIES DEALER, you may be charged a fee by your SECURITIES DEALER for this service.

+++ $5.00 fee is only for MARKET TIMERS. WE process all other exchanges without a fee.




HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's principal investment objective is to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation to the extent it is possible and consistent with the Fund's principal objective. The objectives are fundamental policies of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objectives will be achieved.

TYPES OF SECURITIES THE FUND MAY INVEST IN

The assets of the Fund will  generally  be invested  in high  yield,  high risk,
lower  rated,   fixed-income  debt  securities  and  dividend-paying  common  or preferred stocks.

Yield and expected return are the primary criteria used by the Fund in selecting portfolio securities. The Fund may invest in both fixed-income debt securities and instruments (sometimes referred to as "corporate bonds") and dividend-paying common or preferred stocks, and will seek to invest in whatever type of security is offering the highest yield and expected total return without excessive risk at the time of purchase. When buying fixed-income debt securities, the Fund may invest in investment grade or lower grade securities, depending upon prevailing market and economic conditions and may, for defensive purposes, invest its assets in government securities, commercial paper (short-term debt securities of large corporations), various bank debt instruments or other money market instruments.

The Fund may invest up to 100% of its portfolio in non-investment grade bonds. These entail default and other risks greater than those associated with higher rated securities. You should carefully assess the risks associated with an investment in the Fund in light of the securities in which the Fund invests.

Various investment services publish ratings of some of the types of securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rated categories of the nationally recognized statistical rating agencies or from unrated securities of comparable quality. Lower rated securities are those rated Ba or lower by Moody's Investors Service ("Moody's") or BB or lower by Standard & Poor's Corporation ("S&P"). Lists of these ratings are shown in the Appendices to this prospectus and the SAI. These ratings will be considered in connection with the investment of the Fund's assets, but will not be a determining or limiting factor.


The Fund may invest in securities regardless of their rating (including securities in the lowest rating categories) or in securities that are not rated. It is the Fund's intent, however, not to buy securities rated below CCC. With respect to unrated securities, it is the Fund's intent not to buy securities which, in the view of ADVISERS, would be comparable to securities rated below B by Moody's or S&P. Securities rated B and CCC are regarded by S&P, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. As of May 31, 1996, approximately 84.75% of the Fund's net assets were invested in lower rated bonds or in unrated bonds with comparable credit characteristics. A breakdown of the bonds' ratings is included under "What Are the Fund's Potential Risks? - Asset Composition Table." As noted above, the Fund will not invest in securities that are felt by ADVISERS to involve excessive risk. If the rating on an issue held in the Fund's portfolio is changed by a rating agency or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.


Rather than relying principally on the ratings assigned by rating services, the investment analysis of securities being considered for the Fund's portfolio may also include, among other things, consideration of relative values, based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, earnings prospects, the experience and managerial strength of the issuer, responsiveness to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements and the issuer's changing financial condition and public recognition of the change.

Since a substantial portion of the Fund's portfolio at any particular time may consist of debt securities, changes in the level of interest rates, among other things, will likely affect the value of the Fund's holdings and thus the value of your investment. Certain of the high yield, fixed-income securities in which the Fund may invest may be purchased at a discount to par value. These securities, when held to maturity or retired, may include an element of capital gain. The Fund does not generally intend to hold securities solely for the purpose of achieving capital gain, but will generally hold them as long as expected returns on the securities remain attractive. A capital loss may be realized when a security is purchased at a premium, that is, in excess of its stated or par value, is held to maturity or is called or redeemed at a price lower than its purchase price. A capital gain or loss also may be realized upon the sale of securities, whether purchased at par, a discount or a premium.


DEFAULTED DEBT SECURITIES. The Fund may buy defaulted debt securities if, in the opinion of ADVISERS, it appears likely that the issuer may resume interest payments or other advantageous developments appear likely in the near future. These securities may be illiquid. The Fund will not invest more than 10% of its total assets, at the time of purchase, in defaulted debt securities, although this is not a fundamental policy and may be changed by the BOARD without shareholder approval.


FOREIGN SECURITIES. The Fund may buy foreign securities that are traded in the U.S. or buy American Depository Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund may also buy the securities of foreign issuers directly in foreign markets and may buy securities of U.S. issuers that are denominated in a foreign currency.

Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries, but investments will not be made in any equity securities issued without stock certificates or in debt securities that are not issued and transferable in fully registered form. Securities that are acquired by the Fund outside the U.S. and that are publicly traded in the U.S., on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be an illiquid asset so long as the Fund acquires and holds the security with the intention of reselling the security in the foreign trading market, the Fund reasonably believes it can readily dispose of the security for cash in the U.S. or foreign market and current market quotations are readily available. The Fund presently has no intention of investing more than 10% of its net assets in foreign securities not publicly traded in the U.S. Please see "What Are the Fund's Potential Risks? - Foreign Securities."

FORWARD CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A Forward Contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

OPTIONS ON SECURITIES. Although the Fund may write covered call options, it does not currently anticipate that it will do so. If, in the future, the Fund writes covered call options, it is not limited in the extent to which it may write such options. Prior to writing options, the Fund will amend this prospectus to discuss its transactions in options.

INTEREST RATE SWAPS. The Fund may participate in interest rate swaps. An interest rate swap is the transfer between two counterparties of interest rate obligations. One obligation has an interest rate fixed to maturity while the other has an interest rate that changes with changes in a designated benchmark, such as the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks. The obligations to make repayment of principal on the underlying securities are not transferred. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed rate obligation will transfer the obligation to the intermediary, and the entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation which substantially mirrors the obligation desired by the first entity. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees.

The Fund intends to participate in interest rate swaps with regard to obligations held in the Fund's portfolio. To the extent, however, the Fund does not own the underlying obligation, the Fund will maintain, in a segregated account with its custodian bank, cash or liquid debt securities with an aggregate value equal to the amount of the Fund's outstanding swap obligation.

Interest rate swaps are generally entered into to permit the party seeking a floating rate obligation the opportunity to acquire the obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed rate obligation the opportunity to acquire a fixed rate obligation, also frequently at a price lower than is available in the capital markets. The success of the transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.


SHORT-TERM INVESTMENTS. The Fund may invest its uninvested daily cash balances in shares of Franklin Money Fund and other money market funds in the FRANKLIN TEMPLETON FUNDS. For more information, see the SAI.


TRADE CLAIMS. The Fund may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation in the event that the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding. In light of the nature and risk of trade claims, the Fund's investment in these instruments will not exceed 5% of its net assets at the time of purchase.

LOAN PARTICIPATIONS. The Fund may acquire loan participations and other related direct or indirect bank debt obligations ("Loan Participations"), in which the Fund will buy from a lender a portion of a larger loan that it has made to a borrower. Generally, Loan Participations are sold without guarantee or recourse to the lending institution and are subject to the credit risks of both the borrower and the lending institution. Loan Participations, however, may enable the Fund to acquire an interest in a loan from a financially strong borrower which it could not do directly. While Loan Participations generally trade at par value, the Fund will be permitted to buy Loan Participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, Loan Participations may appreciate in value.

The Fund's investment in Loan Participations, all of which may have speculative characteristics and some of which may be in default, and other defaulted securities may not exceed 15% of the Fund's net assets at the time of investment.

ZERO COUPON BONDS. The Fund may buy certain bonds issued at a discount which defer payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay the interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as the Fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature. Please see "What Are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities."

OTHER INVESTMENT POLICIES OF THE FUND


REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by ADVISERS. A repurchase agreement is deemed to be a loan by the Fund under the 1940 ACT. The U.S. government security subject to resale (the collateral) will be held on behalf of the Fund by a custodian approved by the BOARD and will be held pursuant to a written agreement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy debt obligations on a "when-issued" or "delayed delivery" basis. These securities are subject to market fluctuation before delivery to the Fund and generally do not earn interest until their scheduled delivery date. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only to acquire securities consistent with its investment objectives and policies, and not for investment leverage.


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the BOARD and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters incur of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


CONCENTRATION. The Fund will not invest more than 25% of the value of its total assets in any one industry.

BORROWING. The Fund does not borrow money or mortgage or pledge any of its assets, except that it may borrow for temporary or emergency purposes in an amount not to exceed 5% of its total assets.


ILLIQUID INVESTMENTS. The Fund may not invest more than 10% of its net assets, at the time of purchase, in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Subject to this limitation, the BOARD has authorized the Fund to invest in restricted securities where such investments are consistent with the Fund's investment objectives and has authorized these securities to be considered liquid to the extent ADVISERS determines on a daily basis that there is a liquid institutional or other market for such securities. Notwithstanding the determinations of ADVISERS, the BOARD remains responsible for such determinations and will consider appropriate action to maximize the Fund's liquidity and its ability to meet redemption demands if a security should become illiquid after its purchase. To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


GENERAL

Options, including options on foreign currencies and foreign securities, forward
contracts  and  interest  rate  swaps  are  generally   considered   "derivative
securities."


The Fund's investment in options, including options on foreign currencies and foreign securities, and forward contracts may be limited by the requirements of the CODE for qualification as a regulated investment company and are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. These securities require the application of complex and special tax rules and elections. For more information, please see the SAI.


It is the present policy of the Fund (which may be changed without shareholder approval) not to invest more than 5% of its total assets in companies that have a record of less than three years continuous operation, including predecessors.

PERCENTAGE RESTRICTIONS. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

HIGH YIELDING, FIXED-INCOME SECURITIES. Because of the Fund's policy of investing in higher yielding, higher risk securities, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding securities. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals. If you are on a fixed income or retired, you should also consider the increased risk of loss to principal that is present with an investment in higher risk securities such as those in which the Fund invests.

The market value of lower rated, fixed-income securities and unrated securities of comparable quality, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated triple B by S&P or Moody's, ratings which are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of these issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, these issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because the securities are generally unsecured and are often subordinated to other creditors of the issuer. Current prices for defaulted bonds are generally significantly lower than their purchase price, and the Fund may have unrealized losses on defaulted securities that are reflected in the price of the Fund's shares. In general, securities that default lose much of their value in the time period before the actual default so that the Fund's net assets are impacted prior to the default. The Fund may retain an issue that has defaulted because the issue may present an opportunity for subsequent price recovery.


High yielding, fixed-income securities frequently have call or buy-back features that permit an issuer to call or repurchase the securities from the Fund. Although these securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, ADVISERS may find it necessary to replace the securities with lower yielding securities, which could result in less net investment income to the Fund. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications. The Fund may be required under the CODE and U.S. Treasury regulations to accrue income for income tax purposes on defaulted obligations and to distribute the income to the Fund's shareholders even though the Fund is not currently receiving interest or principal payments on these obligations. In order to generate cash to satisfy any or all of these distribution requirements, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.


The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, buyers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales. (See "How Are Fund Shares Valued?" in the SAI.)


The Fund is authorized to acquire high yielding, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may special costs in disposing of restricted securities; however, the Fund will generally incur no costs when the issuer is responsible for registering the securities.

The Fund may acquire high yielding, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. ADVISERS will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.


The high yield securities market is relatively new and much of its growth prior to 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yielding securities and adversely affected the value of outstanding securities and the ability of issuers of such securities to meet their obligations. Although the economy has improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. For example, the highly publicized defaults of some high yield issuers during 1989 and 1990 and concerns regarding a sluggish economy that continued into 1993, depressed the prices for many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security will generally reflect the true operating results of the issuer.


Factors adversely impacting the market value of high yielding securities will adversely impact the Fund's NET ASSET VALUE. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The Fund will rely on ADVISERS' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, ADVISERS will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receives no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.


ASSET COMPOSITION TABLE. A credit rating by a rating agency evaluates only the safety of principal and interest of a security, and does not consider the market value risk associated with the investment. The table below shows the percentage of the Fund's assets invested in fixed-income securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by ADVISERS to be of comparable credit quality. The information was prepared based on a dollar weighted average of the Fund's portfolio composition based on month-end assets for each of the 12 months in the fiscal year ended May 31, 1996. The Appendix to this prospectus includes a description of each rating category.


                                 AVERAGE WEIGHTED
S&P RATING                     PERCENTAGE OF ASSETS

AAA                                  5.55%

A-                                   1.08%

BBB+                                 0.60%

BBB-                                 2.58%

BB+                                  5.99%

BB                                   6.44%

BB-                                 14.10%

B+                                  18.08%

B*                                  23.65%

B-                                  12.36%

CCC+                                 1.41%

CCC                                  1.44%

CCC-                                 1.28%

* 4.50% of these securities, which are unrated by S&P, are included in the B rating category.

The percentage of the Fund's assets invested in equity securities was 5.44%.

INTEREST RATE AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline in any country where the Fund is invested may also cause the Fund's share price to decline. The value of worldwide stock markets and interest rates has increased and decreased in the past. These changes are unpredictable and may happen again in the future.

FOREIGN SECURITIES. Investments in foreign securities where delivery takes place outside the U.S. may involve risks that are different from investments in U.S. securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency exchange controls, including currency blockage, higher transactional costs due to a lack of negotiated commissions, or other governmental restrictions that might affect the amount and types of foreign investments made or the payment of principal or interest on securities the Fund holds. In addition, there may be less information available about these securities and it may be more difficult to obtain or enforce a court judgment in the event of a lawsuit. Fluctuations in currency convertibility or exchange rates could result in investment losses for the Fund. Investment in foreign securities may also subject the Fund to losses due to nationalization, expropriation or differing accounting practices and treatments.

WHO MANAGES THE FUND?


THE BOARD. The BOARD oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The BOARD also monitors the Fund to ensure no material conflicts exist between the two classes of shares. While none is expected, the BOARD will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. ADVISERS is the investment manager of the Fund and other funds with aggregate assets of over $81 billion. It is wholly owned by RESOURCES, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of RESOURCES.


MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: R. Martin Wiskemann since 1972 and Chris Molumphy since 1991.


R. Martin Wiskemann
Senior Vice President of ADVISERS

Mr. Wiskemann holds a degree in Business Administration from the Handelsschule of the State of Zurich, Switzerland. He has been with ADVISERS since 1972 and in the securities business for more than 30 years, managing mutual fund equity and fixed income portfolios, and private investment accounts. He is a member of several securities industry associations.

Chris Molumphy
Portfolio Manager of ADVISERS

Mr. Molumphy holds a Bachelor of Arts degree from Stanford University and a Master of Business Administration degree from the University of Chicago. He has been with ADVISERS since 1988. He is a Chartered Financial Analyst (CFA) and a member of several securities industry associations.

SERVICES  PROVIDED  BY ADVISERS  and FT  SERVICES.  ADVISERS  manages the Fund's assets and makes its investment decisions. FT SERVICES, the Fund's administrator, provides certain administrative facilities and services for Fund, under a subcontract with ADVISERS. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended May 31, 1996, management fees totaling 0.46% of the average monthly net assets of the Fund were paid to ADVISERS.

PORTFOLIO TRANSACTIONS. ADVISERS tries to obtain the best execution on all transactions. If ADVISERS believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How Does the Fund Buy Securities For Its Portfolio?" in the SAI for more information.




HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current OFFERING PRICE of the class or, in the case of CLASS Z shares, the NET ASSET VALUE of such class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The investment results of each class will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW IS THE TRUST ORGANIZED?


The Fund is a diversified series of Franklin High Income Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was incorporated in Colorado in January 1968 under the sponsorship of the Assembly of Governmental Employees, reorganized as a trust in its present form on October 1, 1996, and is registered with the SEC under the 1940 ACT.

The Trust offers three classes of shares. The Fund began offering CLASS Z shares as of the date of this prospectus and began offering the other two classes of shares under the current multiclass structure on May 15, 1995: Franklin High Income Trust, AGE High Income Fund Series, AGE High Income Fund - CLASS I, and Franklin High Income Trust, AGE High Income Fund Series, AGE High Income Fund - CLASS II. All shares purchased before May 15, 1995 are considered CLASS I shares. A further description of CLASS I and CLASS II is set forth below.





Each class will vote separately on matters (1)submitted to shareholders in which the interests of the class differ from the interests of any other class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 ACT. Shares of each class of a series represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. In the future, additional series or classes of shares may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the BOARD. If this happens, holders of the remaining shares voting will not be able to elect anyone to the BOARD.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting, however, for matters requiring shareholder approval under the 1940 ACT. A meeting may also be called by the BOARD in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 ACT requires that WE help you communicate with other shareholders in connection with removing members of the BOARD.

CLASS I AND CLASS II. Shares of CLASS I and CLASS II are described in a separate prospectus relating only to those classes. Shares of CLASS I and CLASS II may be purchased through your investment representative or directly by contacting the Trust. To obtain a prospectus relating to the Fund's CLASS I and CLASS II shares, contact your investment representative or DISTRIBUTORS.

CLASS I and CLASS II shares of the Fund have sales charges and rule 12b-1 charges that may affect performance. CLASS I shares have a front-end sales charge of 4.25% (4.44% of the net amount invested) which is reduced on certain transactions of $100,000 or more. CLASS I shares are subject to annual 12b-1 expenses equal to a maximum of 0.15%. CLASS II shares have a 1% (1.01% of the amount invested) front-end sales charge and are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of CLASS I may be subject and shares of CLASS II are generally subject to a contingent deferred sales charge upon redemption.


HOW TAXATION AFFECTS YOU AND THE FUND

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the CODE. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends which you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.


Pursuant to the CODE, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared.


Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


For corporate shareholders, 2.29% of ordinary income distributions (including short-term capital gains) paid by the Fund for the fiscal year ended May 31, 1996, qualified for the corporate dividends-received deduction because of the Fund's principal investment in domestic debt securities. The availability of the deduction is subject to certain holding period and debt financing restrictions imposed under the CODE on the corporation claiming the deduction.


The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.


If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions.


You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.




There is a minimum initial investment of $5 million ($xxx for subsequent investments) for all CLASS Z shares except the following:

(a) Broker-dealers, qualified registered investment advisors and certified financial planners who have entered into a special agreement with DISTRIBUTORS for their clients who are participating in comprehensive fee programs sometimes known as "wrap fee" programs;

(b) Registered investment advisors or registered certified financial planners who have clients invested in MUTUAL SERIES on October 31, 1996;

(c) Employer stock, bonus, pension or profit-sharing plans that meet the requirements for qualification under Section 401 of the CODE, including salary reduction plans qualified under Section 401(k) of the CODE (subject to initial investment amount, if they have 500 or more employees or the plan has assets of $25 million or more);

(d)  Effective xxx 1997, Franklin Templeton's 401(k) Plan;

(e) Trust companies and bank trust departments (subject to a $1 million initial investment or an investment of $1 million over the subsequent 13-month period in any of the funds in the FRANKLIN TEMPLETON FUNDS provided those assets are held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Trust companies and bank trust departments making such purchases may be required to register as dealers pursuant to state law;

(f)  Governments,   municipalities   and  tax-exempt   entities  that  meet  the
     requirements for qualification under Section 501 of the CODE (subject to an initial investment in the Funds of $1 million`);

(g) Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group may also purchase shares of the Fund if the group as a whole meets the minimum initial investment of $5 million, at least $1 million of which is invested or to be invested in the FRANKLIN TEMPLETON FUNDS. The minimum initial investment is based upon the aggregate dollar value of shares previously purchased and still owned by the group, plus the amount of the current purchase;

(h) Directors, trustees, officers and full-time employees (and members of their immediate families) of FRANKLIN TEMPLETON GROUP, FRANKLIN TEMPLETON FUNDS and MUTUAL SERIES who invest $100 or more;

(i)  Accounts managed by FRANKLIN TEMPLETON GROUP;

(j) Investors who invest $5 million over the subsequent 13-month period in the Fund; or

(k) Each series or class thereof of Franklin Templeton Fund Allocator Series that invests $1,000 or more.

A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between OUR representatives and group members,

o Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to DISTRIBUTORS,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow DISTRIBUTORS to achieve cost savings in distributing shares.

For those investments subject to the $5 million minimum investment requirement, the cost or current value (whichever is higher) of an investor's shares of other funds in the FRANKLIN TEMPLETON GROUP will be included for purposes of determining compliance with the minimum investment amount, provided that at least $1 million is invested in the Fund.

The minimum for subsequent investments of CLASS Z shares is; $25 for directors, trustees, officers and full-time employees (and members of their immediate families) of FRANKLIN TEMPLETON GROUP, FRANKLIN TEMPLETON FUNDS and MUTUAL SERIES; and $1,000 for each series of Franklin Templeton Fund Allocator Series.

LETTER OF INTENT. You may buy CLASS Z shares with an initial investment of less than $5 million by completing the LETTER section of the shareholder application. A LETTER is a commitment by you to invest at least $5 million during a 13-month period in the FRANKLIN TEMPLETON GROUP, including at least $1 million in the Fund. The minimum initial investment under a LETTER is $1 million.

BY COMPLETING THE LETTER SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize that the Class Z shares of the Fund actually purchased will be involuntarily redeemed and the proceeds sent to you at the address of record if you do not invest at least $5 million in shares of the Fund or other funds in the FRANKLIN TEMPLETON GROUP within the 13-month period. The redemption price may be more or less than your original purchase price.

o You authorize that any redemptions made by you during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LETTER have been completed.

We will pay or reinvest dividend and capital gain distributions on the shares as you direct.

If you would like more information about the LETTER privilege, please call Shareholder Services.

PURCHASE PRICE OF FUND SHARES

CLASS Z shares are purchased at NET ASSET VALUE without a sales charge.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?


Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. TRUST COMPANY can provide the plan documents for you and serve as custodian or trustee.

TRUST COMPANY can provide you with brochures containing important information about its plans. To establish a TRUST COMPANY retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call OUR Retirement Plans Department.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.



MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


WE offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund or (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction for taxable investors.

As a holder of CLASS Z shares, you may exchange into any of OUR money funds except Franklin Templeton Money Fund II ("Money Fund II").

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some FRANKLIN TEMPLETON FUNDS and MUTUAL SERIES do not accept exchanges and others may have different investment minimums. Some FRANKLIN TEMPLETON FUNDS and MUTUAL SERIES do not offer CLASS Z shares.

---------------------- ---------------------------------------------------------
Method                 Steps to Follow
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
BY MAIL                1.       Send US written instructions signed by all
                       account owners
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
                       2.       Include any outstanding share certificates for
                       the shares you're exchanging
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
BY PHONE               Call Shareholder Services or TeleFACTS(R)
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
                       If you do not want the ability to exchange by phone to
                       apply to your account, please let US know.
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
---------------------- ---------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.



EXCHANGE RESTRICTIONS


Please be aware that the following restrictions apply to exchanges by the holders of CLASS Z shares:

o You may only exchange shares into the other FRANKLIN TEMPLETON FUNDS (and, expect as described below, excluding Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund) and which offer CLASS Z shares, and Templeton Institutional Funds, Inc., provided that shareholders meet the investment requirements of such funds;

o The following holders of the Fund's CLASS Z shares may exchange into the CLASS Z shares of Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund: (i) broker-dealers, qualified registered investment advisors and certified financial planners who have entered into a special agreement with DISTRIBUTORS for their clients who are participating in comprehensive fee programs sometimes known as "wrap fee" programs; (ii) registered investment advisors or registered certified financial planners who have clients invested in on October 31, 1996; (iii) directors, trustees, officers and full-time employees (and members of their immediate families) of FRANKLIN TEMPLETON GROUP, Franklin Templeton Fund and ; (iv) accounts managed by the FRANKLIN TEMPLETON GROUP; and (v) each series and each class thereof of Franklin Templeton Fund Allocator Series.

o If the fund you are exchanging into does not offer CLASS Z shares, you may exchange into the CLASS I shies of such Fund at NET ASSET VALUE.

o The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify US in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact OUR Retirement Plans Department for information on exchanges within these plans.

o    The fund you are exchanging into must be eligible for sale in your state.

o WE may modify or discontinue OUR exchange policy if WE give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or
     (iii) exchange shares equal to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a MARKET TIMER. Each exchange by a MARKET TIMER, if accepted, will be charged $5.00. Some of OUR funds do not allow investments by MARKET TIMERS.

Because excessive trading can hurt Fund performance and shareholders, WE may refuse any exchange purchase if (i)WE believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


Method                   Steps to Follow
--------------------------------------------------------------------------------
BY MAIL                  1. Send US written instructions signed by all
                            account owners
                         2. Include any outstanding share certificates for
                            the shares you are selling
                         3. Provide a signature guarantee if required
                         4. Corporate, partnership and trust accounts may
                            need to send additional documents. Accounts under court jurisdiction may have additional requirements.

BY PHONE                 Call Shareholder Services
--------------------------------------------------------------------------------
(Only available          Telephone requests will be accepted:
if you have
completed and sent       o If the request is $50,000 or less.  Institutional
to US the telephone        accounts may exceed $50,000 by completing a
redemption agreement       separate agreement. Call Institutional Services to
included with this         receive a copy.
prospectus)
                         o If there are no share certificates issued for
                           the shares you want to sell or you have already
                           returned them to the Fund
--------------------------------------------------------------------------------
BY PHONE                 o Unless you are selling shares in a Trust Company
                           retirement plan account

                         o Unless the address on your account was changed by
                           phone within the last 30 days
--------------------------------------------------------------------------------
THROUGH YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

WE will send your redemption check within seven days after WE receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. WE are not able to receive or pay out cash in the form of currency.

If you sell shares you just purchased with a check or draft, WE may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, WE may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the CODE. To obtain the necessary forms, please call OUR Retirement Plans Department.




WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The  Fund  declares   dividends  from  its  net  investment  income  monthly  to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month.

Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class of the Fund. The amount of any income dividends per share will differ, however, generally due to the existence or non-existence of a Rule 12b-1 fee associated with a class and the difference in the Rule 12b-1 fees of any class which has a Rule 12b-1 fee. CLASS Z shares are not subject to 12b-1 fees.

Dividend payments are not guaranteed, are subject to the BOARD's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, or both dividend and capital gain distributions. [If you own CLASS Z shares, you may also reinvest your distributions in CLASS I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.]

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS or MUTUAL SERIES - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund [(without a sales charge or imposition of a CONTINGENT DEFERRED SALES CHARGE)]. [If you own CLASS Z shares, you may also direct your distributions to buy CLASS I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.]


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS [6 AND 7] OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN CLASS Z SHARES OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying US by mail or phone. Please allow at least seven days prior to the record date for US to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the EXCHANGE is open. WE determine the NET ASSET VALUE per share of each class as of the scheduled close of the EXCHANGE, generally 1:00 p.m. Pacific time. You can find the prior day's closing NET ASSET VALUE and OFFERING PRICE for each class in many newspapers.

The NET ASSET VALUE of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate NET ASSET VALUE per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the NET ASSET VALUE per share of CLASS Z shares. WE calculate it to two decimal places using standard rounding criteria. You also sell shares at NET ASSET VALUE.

WE  will  use the  NET  ASSET  VALUE  next  calculated  after  WE  receive  your transaction request in proper form. If you buy or sell shares through your SECURITIES DEALER, however, WE will use the NET ASSET VALUE next calculated after your SECURITIES DEALER receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time WE receive the order from your dealer and the time we receive any required documents.


PROPER FORM


An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. WE must also receive any outstanding share certificates for those shares.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:


o    Your name,

o    The Fund's name,

o    The class of shares,

o    A description of the request,

o    For exchanges, the name of the fund you're exchanging into,

o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


SIGNATURE GUARANTEES


For OUR mutual protection, we require a signature guarantee in the following situations:


1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,


4) WE receive instructions from an agent, not the registered owners,

5) WE believe a signature guarantee would protect US against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

SHARE CERTIFICATES


WE will credit your shares to your Fund account. WE do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


WE will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. WE may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, WE will request personal or other identifying information, and will also record calls. For your protection, WE may delay a transaction or not implement one if WE are not reasonably satisfied that telephone instructions are genuine. If this occurs, WE will not be liable for any loss.

If OUR lines are busy or you are otherwise unable to reach US by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, WE will not be liable for any loss.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call OUR Retirement Plans Department.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, you need to tell US how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, WE register the account as "joint tenants with rights of survivorship" unless you tell US otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send US a current power of attorney. GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. If you register your account as a trust, you should have a valid written trust document (except Franklin Templeton Fund Allocator Series) to avoid future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send US the following documents when you open your account. This will help avoid delays in processing your transactions while WE verify who may sign on the account.

Type of Account   Documents Required

CORPORATION                Corporate Resolution
--------------------------------------------------------------------------------
PARTNERSHIP                1. The pages from the partnership agreement that
                              identify the general partners, or
--------------------------------------------------------------------------------
                           2. A certification for a partnership agreement

TRUST (except              1. The pages from the trust document that
Franklin Templeton            identify the trustees, or
Fund Allocator)
Series)                    2. A certification for trust
--------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your SECURITIES DEALER, you may transfer the shares to the street or nominee name account of another SECURITIES DEALER. Both dealers must have an agreement with DISTRIBUTORS or WE will not process the transfer. Contact your SECURITIES DEALER to initiate the transfer. WE will process the transfer after WE receive authorization in proper form from your delivering SECURITIES DEALER. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, WE may take instructions directly from the SECURITIES DEALER or your nominee.

ELECTRONIC INSTRUCTIONS. If there is a SECURITIES DEALER or other representative of record on your account, WE are authorized to use and execute electronic instructions. WE can accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


For tax reasons, WE must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires US to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a SECURITIES DEALER notifies the Fund that the number you gave US is incorrect, or
(iv) you are subject to backup withholding.

WE may refuse to open an account if you fail to provide the required tax identification number and certifications. WE may also close your account if the IRS notifies US that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, WE must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, WE may close your account if the value of your shares is less than $xx. WE will do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before WE close your account, WE will notify you and give you 30 days to increase the value of your account to $xx.

If you do not fulfill the terms of the Letter you may also have your accounts closed involuntarily.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


OUR automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying INVESTOR SERVICES by mail or phone.


AUTOMATIC PAYROLL DEDUCTION


You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, WE must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time WE receive the money.


If you are an AGE member, you should complete the payroll deduction plan section of the supplement to the shareholder application and submit it to your employer. Investments may be in any amount, with a minimum of $12.50. Payroll deduction plans will normally be identified by Social Security number. Therefore, plans must be limited to one payroll deduction account per member.

SYSTEMATIC WITHDRAWAL PLAN


OUR systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. You will generally receive your payment by the fifth business day of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.




You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying US in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated
Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. WE will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call OUR TeleFACTS system (day or night) at 1-800/247-1753 to:

o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;

o    exchange shares between identically registered Franklin accounts; and

o    request duplicate statements and deposit slips.

You will need the code number for each class to use TeleFACTS. The code numbers for CLASS Z is _________________.


STATEMENTS AND REPORTS TO SHAREHOLDERS


WE will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, WE attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

BROKERS AND DEALERS AND PLAN ADMINISTRATORS

Purchases and redemptions of Fund shares may be effected through registered broker-dealers. There is no sales or service charge imposed by the Fund, but such broker-dealers may charge the investor a transaction fee. Such transaction fees and services may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund's shares in that account. If a broker-dealer receives an order prior to pricing on a given day, the broker-dealer is required to forward such order to the Fund on that day prior to pricing. A broker's failure to timely forward an order may give rise to a claim by the investor against the broker.

Third party plan administrators of tax-qualified retirement plans and other entities may provide sub-transfer agent services to the Fund. In such cases, the Fund may pay the third party an annual sub-transfer agency fee that is not greater than the Fund otherwise would have paid for such services.

INSTITUTIONAL ACCOUNTS

Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging shares of the Fund available for institutional accounts. To obtain an institutional application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800/321-8563 Monday through Friday, from 9:00 a.m. Eastern Standard time to 8:00 p.m. Eastern Standard time.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to INVESTOR SERVICES at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, DISTRIBUTORS and ADVISERS are also located at this address. You may also contact US by phone at one of the numbers listed below.

                                                     Hours of Operation
                                                     (Pacific time)
Department Name            Telephone No.             (Monday-Friday)
--------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301            5:30am to 5:00pm

Dealer Services            1-800/524-4040            5:30am to 5:00pm

Fund Information           1-800/DIAL BEN            5:30am to 8:00pm

                           (1-800/342-5236)          6:30am to 2:30pm (Saturday)

Retirement Plans           1-800/527-2020            5:30am to 5:00pm

Institutional Services     1-800/321-8563            6:00am to 5:00pm

TDD (hearing impaired)     1-800/851-0637            5:30am to 5:00pm

Your phone call may be monitored or recorded to ensure WE provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust


CD - Certificate of deposit


CLASS I, CLASS II AND CLASS Z - The Fund offers three classes of shares, designated "CLASS I," "CLASS II," and "CLASS Z." The three classes have proportionate interests in the Fund's portfolio. CLASS I and CLASS II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. CLASS Z shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For CLASS I shares, the 12 month period during which a CONTINGENT DEFERRED SALES CHARGE may apply. For CLASS II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the CONTINGENCY PERIOD.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and BOARD members who are affiliated with DISTRIBUTORS. See "Officers and Trustees."

EXCHANGE - New York Stock Exchange

FT SERVICES - Franklin Templeton Services, Inc.

FRANKLIN FUNDS - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

FRANKLIN TEMPLETON FUNDS - The FRANKLIN FUNDS and the TEMPLETON FUNDS

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service


LETTER - Letter of Intent

MARKET TIMER(S) - MARKET TIMERS generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MUTUAL SERIES - Franklin Mutual Series Inc.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


OFFERING PRICE - The public offering price is based on the NET ASSET VALUE per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 4.25% for CLASS I and 1% for CLASS II. CLASS Z has no front-end sales charge.

RESOURCES - Franklin Resources, Inc.


SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with DISTRIBUTORS to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the CODE

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TEMPLETON FUNDS - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

TRUST COMPANY - Franklin Templeton Trust Company. TRUST COMPANY is an affiliate of DISTRIBUTORS and both are wholly owned subsidiaries of RESOURCES.


U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or INVESTOR SERVICES, DISTRIBUTORS, or another wholly owned subsidiary of RESOURCES.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.






FRANKLIN'S
AGE HIGH
INCOME FUND

FRANKLIN HIGH INCOME TRUST

STATEMENT OF
ADDITIONAL INFORMATION


JANUARY 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


CONTENTS                                       PAGE


How does the Fund Invest its Assets?
Investment Restrictions
Officers and Trustees
Investment Management and Other Services
How does the Fund Buy Securities
For its Portfolio?
How Do I Buy, Sell and Exchange Shares?
How are Fund Shares Valued?
Additional Information on
 Distributions and Taxes
The Fund's Underwriter
How does the Fund
Measure Performance?
Miscellaneous Information
Financial Statements
Useful Terms and Definitions
Appendix
Additional Description of Ratings


When reading this SAI, you will see certain terms in capital letters. This means the term is explained under "Useful Terms and Definitions."


AGE High Income Fund (the "Fund") is a diversified series of Franklin High Income Trust (the "Trust"), an open-end management investment company. This SAI relates to the CLASS Z shares of the Fund. The Fund's investment objective is to earn a high level of current income. The Fund also seeks capital appreciation as a secondary objective. The Fund seeks to achieve its objectives by investing in both fixed-income debt securities and dividend-paying common or preferred stocks.

CLASS Z shares are available for purchase by certain financial institutions (such as banks, savings institutions and credit unions); pension, profit sharing and employee benefit plans and trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and individuals who meet certain minimum investment requirements.

The PROSPECTUS, dated January 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
------------------------------------------------------------------------------
------------------------------------------------------------------------------
o    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;
------------------------------------------------------------------------------
------------------------------------------------------------------------------
o    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the PROSPECTUS entitled "How Does the Fund Invest Its Assets?"

LOANS OF PORTFOLIO SECURITIES. The Fund may make loans of its portfolio securities, up to 10% of its total assets, in accordance with guidelines adopted by the BOARD. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state where its shares are qualified for sale. Loans will be subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.


RESTRICTED SECURITIES. A restricted security is one that has been purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933, as amended (the "1933 Act") unless the sale is pursuant to an exemption under the 1933 Act. In recent years, the Fund's portfolio has included several issues of restricted securities.


Notwithstanding the restriction on the sale of restricted securities, a secondary market exists for many of these securities. As with other securities in the Fund's portfolio, if there are readily available market quotations for a restricted security, it will be valued, for purposes of determining the Fund's NET ASSET VALUE, within the range of the bid and ask prices. If no quotations are available, the securities will be valued at fair value in accordance with procedures adopted by the BOARD. The Fund may receive commitment fees when it buys restricted securities. For example, the transaction may involve an individually negotiated purchase of short-term increasing rate notes. Maturities for this type of security typically range from one to five years. These notes are usually issued as temporary or "bridge" financing to be replaced ultimately with permanent financing for the project or transaction which the issuer seeks to finance. Typically, at the time of commitment, the Fund receives the security and sometimes a cash commitment fee. Because the transaction could possibly involve a delay between the time the Fund commits to buy the security and the Fund's payment for and receipt of that security, the Fund will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities with an aggregate value equal to the amount of its commitments until payment is made. The Fund will not buy restricted securities to generate commitment fees, although the receipt of fees will help the Fund achieve its principal objective of earning a high level of current income.


The Fund may receive consent fees based on a variety of situations. For example, the Fund may receive consent fees if an issuer seeks to "call" a bond it has issued which does not contain a provision permitting the issuer to call the bond, or if the Fund's consent is required to facilitate a merger or other business combination transaction. Consent fees are received only occasionally, are privately negotiated and may be in any amount. As is the case with commitment fees, the Fund will not buy securities with a view to generating consent fees, although the receipt of such fees is consistent with the Fund's principal investment objective.


ILLIQUID SECURITIES. As noted in the PROSPECTUS, it is the policy of the Fund that illiquid securities (including repurchase agreements of more than seven days duration and other securities that are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Subject to this limitation, the BOARD has authorized the Fund to invest in restricted securities where such investment is consistent with the Fund's investment objectives and has authorized the securities to be considered liquid if ADVISERS determines that there is a liquid institutional or other market for the securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, as amended, and for which a liquid institutional market has developed. The BOARD will review on a monthly basis any determination by ADVISERS to treat a restricted security as liquid, including Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, ADVISERS and the BOARD will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

FORWARD CURRENCY EXCHANGE CONTRACTS. As stated in the PROSPECTUS, the Fund may enter into forward currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A Forward Contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. When the Fund is the buyer or a seller in the transaction, it will either cover its position or maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of such commitment until payment is made.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy debt securities on a "when-issued" or "delayed delivery" basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. Purchases of debt securities on a when-issued or delayed delivery basis are subject to market fluctuation and are subject to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy debt securities on a when-issued basis with the intention of acquiring such securities, it may sell them before the settlement date if it is deemed advisable. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The other party's failure may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets which may be invested in when-issued debt securities.

OPTIONS ON SECURITIES. The Fund may write covered call options that are listed for trading on a national securities exchange. This means that the Fund will only write options on securities that the Fund actually owns. A call option gives the buyer the right to buy the security on which the option is written for a specified period of time for a price agreed to at the time the option is sold, even though that price may be less than the value of the security at the time the option is exercised. When the Fund sells covered call options, the Fund receives a cash premium which can be used in whatever way is felt to be most beneficial to the Fund. The risks associated with covered call writing are such that in the event of a price increase on the underlying security which would likely trigger the exercise of the call option, the Fund will not participate in the increase in price beyond the exercise price. If the Fund determines that it does not wish to deliver the underlying securities from its portfolio, it would have to enter into a "closing purchase transaction," the premium on which may be higher or lower than that received by the Fund for writing the option. There is no assurance that a closing purchase transaction will be available in every instance.


AMERICAN DEPOSITORY RECEIPTS. As noted in the PROSPECTUS, the Fund may buy American Depository Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund will only buy ADRs that are "sponsored," that is, an ADR in which establishment of the issuing facility is brought about by the participation of the issuer and the depository institution pursuant to a deposit agreement which sets out the rights and responsibilities of the issuer, the depository and the ADR holder. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, thereby ensuring that ADR holders will be able to exercise voting rights through the depository with respect to the deposited securities.


SECURITIES TRANSACTIONS OF THE FUND

Normally, the Fund will buy securities with the intention of holding them for the long-term. It may on occasion, however, buy securities with the expectation of selling within a short period of time. Changes in particular portfolio holdings may be made whenever it is considered that a security no longer is suitable for the Fund's portfolio or that another security appears to offer a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

INVESTMENT RESTRICTIONS


The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 ACT, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:


 1. Invest more than 25% of the value of the Fund's total assets in one particular industry.

 2. Purchase securities, if the purchase would cause the Fund at that time to have more than 5% of the value of its total assets invested in the securities of any one company or to own more than 10% of the voting securities of any one company (except obligations issued or guaranteed by the U.S. government).

 3 Underwrite or engage in the agency distributions of securities of other issuers, except insofar as the Fund may be technically deemed an underwriter in connection with the disposition of securities in its portfolio.

 4. Make loans to other persons except on a temporary basis in connection with the delivery or receipt of portfolio securities which have been bought or sold, or by the purchase of bonds, debentures or similar obligations which have been publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan.

 5. Borrow money in excess of 5% of the value of the Fund's total assets, and then only as a temporary measure for extraordinary or emergency purposes.

 6. Sell securities short or buy on margin nor pledge or hypothecate any of the Fund's assets.

 7. Buy or sell real estate (other than interests in real estate investment trusts), commodities or commodity contracts.

 8. Invest in the securities of another investment company, except securities acquired in connection with a merger, consolidation or reorganization; except to the extent the Fund invests its uninvested daily cash balances in shares of the Franklin Money Fund and other money market funds in the Franklin Group of Funds provided (i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, (ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws), and (iii) provided aggregate investments by the Fund in any such money market fund do not exceed (a) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (b) more than 3% of the outstanding shares of any such money market fund.

 9. Invest in any company for the purpose of exercising control or management.

10. Purchase the securities of any company in which any officer or director of the Fund or its investment manager owns more than 1/2 of 1% of the outstanding securities and in which all of the officers and Trustees of the Fund and its investment manager as a group, own more than 5% of such securities.



If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND TRUSTEES


The BOARD has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The BOARD, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and BOARD members and their principal occupations for the past five years are shown below. Members of the BOARD who are considered "interested persons" of the Trust under the 1940 ACT are indicated by an asterisk (*).


                              Positions and     Principal Occupation
Name, Age                     Offices with      During the Past
and Address                   the Trust         Five Years

Frank H. Abbott, III (75)     Trustee
1045 Sansome St.
San Francisco, CA 94111

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

*Harmon E. Burns (51)         Vice President
777 Mariners Island Blvd.     and Trustee
San Mateo, CA 94404


Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS.


Robert F. Carlson (68)        Trustee
2120 Lambeth Way
Carmichael, CA 95608

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); former member and past Chairman of the Board, Sutter Community Hospitals, Sacramento, CA; former member Corporate Board, Blue Shield of California; formerly Chief Counsel, California Department of Transportation; director of one investment company in the Franklin Group of Funds.

S. Joseph Fortunato (64)            Trustee
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 0796945


Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS.


Roy V. Fox (78)                     Trustee
107 Deepwood Dr.
Georgetown, TX 78628-8301

Retired; formerly Publishing Consultant, Franklin Resources, Inc. and formerly National Administrative Officer of the Assembly of Governmental Employees, and director of one investment company in the Franklin Group of Funds.

*Rupert H. Johnson, Jr. (56)      President
777 Mariners Island Blvd.         and Trustee
San Mateo, CA 94404


Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS.


*R. Martin Wiskemann (69)     Vice President
777 Mariners Island Blvd.     and Trustee
San Mateo, CA 94404

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President, Treasurer and Director, ILA Financial Services, Inc. and Arizona Life Insurance Company of America; and officer and/or director, as the case may be, of 21 of the investment companies in the Franklin Group of Funds.

Kenneth V. Domingues (64)     Vice President
777 Mariners Island Blvd.     Financial Reporting
San Mateo, CA 94404           and Accounting
                              Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

Martin L. Flanagan (36)       Vice President
777 Mariners Island Blvd.     and Chief
San Mateo, CA 94404           Financial Officer


Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS.


Deborah R. Gatzek (47)        Vice President
777 Mariners Island Blvd.     and Secretary
San Mateo, CA 94404


Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS.


Diomedes Loo-Tam (57)         Treasurer and
777 Mariners Island Blvd.     Principal
San Mateo, CA 94404           Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

Edward V. McVey (59)          Vice President
777 Mariners Island Blvd.
San Mateo, CA 94404

Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.


The table above shows the officers and BOARD members who are affiliated with DISTRIBUTORS and Advisers. Nonaffiliated members of the BOARD are currently paid $680 per month plus $680 per meeting attended. As shown above, some of the nonaffiliated BOARD members also serve as directors, trustees or managing general partners of other investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated BOARD members by the Trust and by other funds in the FRANKLIN TEMPLETON GROUP OF FUNDS.


                                                 Total Fees     Number of
                                                 Received from  Boards in
                                    Total Fees   the FRANKLIN   the FRANKLIN
Name                                Received     TEMPLETON      TEMPLETON
                                    From the     GROUP OF       GROUP OF
                                    Trust*       FUNDS**        FUNDS on
                                                                Which Each
                                                                Serves***
--------------------------------------------------------------------------------
Frank H. Abbott, III                15,640       $162,420         31
Robert F. Carlson                   13,600       15,640            1
S. Joseph Fortunato                 15,640       344,745          57
Roy V. Fox                          14,960       16,320            1



*For the fiscal year ended May 31, 1995.

**For the calendar year ended December 31, 1995.


***We base the number of boards on the number of registered investment companies in the FRANKLIN TEMPLETON GROUP OF FUNDS. This number does not include the total number of series or funds within each investment company for which the BOARD members are responsible. The FRANKLIN TEMPLETON GROUP OF FUNDS currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the BOARD are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the FRANKLIN TEMPLETON GROUP OF FUNDS for which they serve as director, trustee or managing general partner. No officer or BOARD member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the FRANKLIN TEMPLETON GROUP OF FUNDS. Certain officers or BOARD members who are shareholders of RESOURCES may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 4, 1996, the officers and BOARD members, as a group, owned of record and beneficially approximately 512,359 shares or less than 1% of the Fund's total outstanding shares. Many of the BOARD members also own shares in other funds in the FRANKLIN TEMPLETON GROUP OF FUNDS.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT MANAGER AND SERVICES PROVIDED. The Fund's investment manager is Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the BOARD to whom ADVISERS renders periodic reports of the Fund's investment activities.

ADVISERS provides office space and furnishings, facilities and equipment required for managing the business affairs of the Fund. ADVISERS is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

ADVISERS acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. ADVISERS may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by ADVISERS on behalf of the Fund. Similarly, with respect to the Fund, ADVISERS is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that ADVISERS and access persons, as defined by the 1940 ACT, may buy or sell for its or their own account or for the accounts of any other fund. ADVISERS is not obligated to refrain from investing in securities held by the Fund or other funds that it manages or administers. Of course, any transactions for the accounts of ADVISERS and other access persons will be made in compliance with the Fund's Code of Ethics.

MANAGEMENT FEES. Under its management agreement, the Fund pays ADVISERS a management fee equal to a monthly rate of 5/96 of 1% (approximately 5/8 of 1% per year) for the first $100 million of average monthly net assets of the Fund; 1/24 of 1% (approximately 1/2 of 1% per year) on average monthly net assets of the Fund in excess of $100 million up to $250 million; and 9/240 of 1% (approximately 45/100 of 1% per year) of average monthly net assets of the Fund in excess of $250 million. The fee is computed at the close of business on the last business day of each month. Each class will pay its proportionate share of the management fee.

For the fiscal years ended May 31, 1994, 1995 and 1996, management fees totaling $8,993,566, $8,263,271 and $9,614,852, respectively, were paid to ADVISERS.

MANAGEMENT AGREEMENT. The management agreement is in effect until September 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the BOARD or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the BOARD members who are not parties to the management agreement or interested persons of any such party (other than as members of the BOARD), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the BOARD or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by ADVISERS on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 ACT.

SHAREHOLDER SERVICING AGENT. INVESTOR SERVICES, a wholly-owned subsidiary of RESOURCES, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. INVESTOR SERVICES is compensated on the basis of a fixed fee per account.

FUND ADMINISTRATION. FT SERVICES, a wholly owned subsidiary of RESOURCES, provides certain administrative services and facilities for the Fund, including preparation and maintenance of books and records, preparation of tax and financial reports, and monitoring compliance with regulatory requirements. FT SERVICES is employed through a subcontract with ADVISERS and receives a monthly fee equivalent on an annual basis to 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets in excess of $1.2 billion. These fees are not separate expenses of the Fund, but are paid by ADVISERS.


CUSTODIANS. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended May 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 1996. CLASS Z shares of the Fund were not offered to the public prior to the date of this SAI.

HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?


The selection of brokers and dealers to execute transactions in the Fund's portfolio is made by ADVISERS in accordance with criteria set forth in the management agreement and any directions that the BOARD may give.

When placing a portfolio transaction, ADVISERS seeks to obtain prompt execution of orders at the most favorable net price. When portfolio transactions are done on a securities exchange, the amount of commission paid by the Fund is negotiated between ADVISERS and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on, among others, the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. ADVISERS will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of ADVISERS, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The amount of commission is not the only factor ADVISERS considers in the selection of a broker to execute a trade. If ADVISERS believes it is in the Fund's best interest, ADVISERS may place portfolio transactions with brokers who provide the types of services described below, even if it means the Fund will pay a higher commission than if no weight were given to the broker's furnishing of these services. This will be done only if, in the opinion of ADVISERS, the amount of any additional commission is reasonable in relation to the value of the services. Higher commissions will be paid only when the brokerage and research services received are bona fide and produce a direct benefit to the Fund or assist ADVISERS in carrying out its responsibilities to the Fund, or when it is otherwise in the best interest of the Fund to do so, whether or not such services may also be useful to ADVISERS in advising other clients.

When ADVISERS believes several brokers are equally able to provide the best net price and execution, it may decide to execute transactions through brokers who provide quotations and other services to the Fund, in an amount of total brokerage as may reasonably be required in light of these services. Specifically, these services may include providing the quotations necessary to determine the Fund's NET ASSET VALUE, including , as well as research, statistical and other data.

It is not possible to place a dollar value on the special executions or on the research services received by ADVISERS from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits ADVISERS to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, ADVISERS and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because DISTRIBUTORS is a member of the National Association of Securities Dealers, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through DISTRIBUTORS if it is legally permissible to do so. In turn, the next management fee payable to ADVISERS will be reduced by the amount of any fees received by DISTRIBUTORS in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by ADVISERS are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by ADVISERS, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended May 31, 1994, 1995 and 1996, the Fund paid brokerage commissions totaling $23,257, $7,790 and $29,739, respectively.

As of May 31, 1996, the Fund owned securities issued by the following broker-dealers:

BROKER-DEALERS                         AGGREGATE VALUE
------------------------------------------------------
Donaldson, Lufkin & Jenrette            $17,151,636
 Securities Corp.
Bank of America NT & SA                 $13,855,354
Bear Stearns & Co., Inc.                $13,855,354
B.T. Securities Corp.                   $13,855,354
Daiwa Securities America, Inc.          $13,855,354
Nikko Securities Co.                    $13,855,354
 International, Inc.
SBC Capital Markets, Inc.               $13,855,354

Except as noted, the Fund did not own any securities issued by its regular broker-dealers as of the end of the fiscal year.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund WE may impose a $10 charge against your account for each returned item.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the NET ASSET VALUE determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at NET ASSET VALUE, including . Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the PROSPECTUS.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at NET ASSET VALUE, including at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the PROSPECTUS.


ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the first business day of the month in which a payment is scheduled.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.


THROUGH YOUR SECURITIES DEALER. If you sell shares through your SECURITIES DEALER, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your SECURITIES DEALER.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the BOARD reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


GENERAL INFORMATION


If dividend checks are returned to the Fund marked "unable to forward" by the postal service, WE will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at NET ASSET VALUE, including until WE receive new instructions.

If mail is returned as undeliverable or WE are unable to locate you or verify your current mailing address, WE may deduct the costs of OUR efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. WE may, in OUR sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors. The cost of these services is not borne by the Fund.


INVESTOR SERVICES may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse INVESTOR SERVICES an amount not to exceed the per account fee that the Fund normally pays INVESTOR SERVICES. These financial institutions may also charge a fee for their services directly to their clients.


Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the NET ASSET VALUE, including per share of each class as of the scheduled close of the EXCHANGE, generally 1:00 p.m. Pacific time, each day that the EXCHANGE is open for trading. As of the date of this SAI, the Fund is informed that the EXCHANGE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by ADVISERS.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange prior to the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.


The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the EXCHANGE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and ask prices is used. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NET ASSET VALUE, including of each class. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the BOARD.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the EXCHANGE. The value of these securities used in computing the NET ASSET VALUE, including of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the EXCHANGE that will not be reflected in the computation of the NET ASSET VALUE, including of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the BOARD.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the BOARD. With the approval of the BOARD, the Fund may utilize a pricing service, bank or SECURITIES DEALER to perform any of the above described functions.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

TAXES


As stated in the PROSPECTUS, the Fund has elected to be treated as a regulated investment company under Subchapter M of the CODE. The BOARD reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be provided by the Fund annually in the Fund's Annual Report to Shareholders.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the federal alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.


The CODE requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.


Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount you received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if your shares have been held for more than one year.


All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of shares sold or exchanged within ninety (90) days of their purchase (for purposes of determining gain or loss with respect to such shares) if you reinvest the sale proceeds in the Fund or in another fund in the FRANKLIN TEMPLETON FUNDS, and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of the sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the sale or exchange of Fund shares repurchased.


All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis of the shares purchased.


Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, foreign currency-denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are generally subject to Section 988 of the CODE which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn its distributions to you.


In order for the Fund to qualify as a regulated investment company, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income, and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than three months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities, or options or forward contracts with respect to such stock or securities, are qualifying income for purposes of this 90% limitation.

Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or forward contracts. Under current law, non-directly-related gains arising from foreign currency positions or instruments held for less than three months are treated as derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with these requirements.

The federal income tax treatment of interest rate swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% test described above or be deemed to be derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its interest rate swaps to the extent necessary to comply with these requirements.


If the Fund owns shares in a foreign corporation that is a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the CODE, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any federal income tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75 percent of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."


On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares of stock held by the Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. These excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to you even though the Fund has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after promulgation of the proposed regulations as final regulations.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, DISTRIBUTORS acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the BOARD or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the BOARD members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the BOARD), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

DISTRIBUTORS pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of DISTRIBUTORS) and of sending prospectuses to existing shareholders.

DISTRIBUTORS will not receive compensation from the Fund for acting as underwriter with respect to the CLASS Z shares.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for the CLASS Z shares follows. Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at NET ASSET VALUE, including . The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees.


These returns will be calculated according to the SEC formula:

                                  P(1+T)n = ERV

where:

P     =     a hypothetical initial payment of $1,000

T     =     average annual total return

n     =     number of years

ERV   =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods

CUMULATIVE TOTAL RETURN. The Fund may also quote the cumulative total return for each class, in addition to the average annual total return. These quotations are computed the same way, except the cumulative total return will be based on the actual return for each class for a specified period rather than on the average return over one-, five- and ten-year periods.

YIELD


CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the NET ASSET VALUE, including per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period.


These returns will be calculated using the following SEC formula:

                           Yield = 2 [(A-B + 1)6 - 1]
                                       cd

where:

a     =     dividends and interest earned during the period

b     =     expenses accrued for the period (net of reimbursements)

c     =     the average daily number of shares outstanding during the period that were entitled to receive dividends


d     =     the NET ASSET VALUE, including  per share on the last day of the period


CURRENT DISTRIBUTION RATE


Current yield which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate. For CLASS Z, the current distribution rate is usually computed by annualizing the dividends paid per share by the class during a certain period and dividing that amount by the current NET ASSET VALUE, including . The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains and is calculated over a different period of time.


VOLATILITY


Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's NET ASSET VALUE, including or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of NET ASSET VALUE, including or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


Sales literature about CLASS Z may quote a current distribution rate, yield, cumulative total return, average total return and other measures of performance as described elsewhere in this SAI with the substitution of the Class I performance, excluding the effect of the maximum sales charge, and including the effect of Rule 12b-1 fees, applicable to Class I.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. RESOURCES is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity funds.

h) Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

m) Standard & Poor's 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its class.

o) Salomon Brothers Combined Corporate Index - an unmanaged composite of the Salomon High Yield Market Index and the corporate component of the Salomon Broad Investment Grade Index. The index includes corporate issues rated AAA to CCC. Comparisons of performance assume reinvestment of dividends.

p) CS First Boston High Yield Index - an unmanaged index constructed to mirror the public high yield debt market. The index represents a total of 250 sectors and contains issues rated BBB and below. Comparisons of performance assume reinvestment of dividends.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the performance of CLASS Z to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION


The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College BOARD.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the FRANKLIN TEMPLETON GROUP OF FUNDS, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the FRANKLIN TEMPLETON GROUP has over $145 billion in assets under management for more than 4.2 million U.S. based mutual fund shareholder and other accounts. The FRANKLIN TEMPLETON GROUP OF FUNDS offers 116 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.


The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of RESOURCES or its subsidiaries who are access persons under the 1940 ACT are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended May 31, 1996, including the auditors' report, are incorporated herein by reference. These audited financial statements do not include information for CLASS Z as these shares were not publicly offered prior to the date of this SAI.


USEFUL TERMS AND DEFINITIONS


1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I, CLASS II AND CLASS Z - The Fund offers three classes of shares, designated "CLASS I," "CLASS II" and "CLASS Z." The three classes have proportionate interests in the Fund's portfolio. CLASS I and CLASS II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. CLASS Z shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

EXCHANGE - New York Stock Exchange

FRANKLIN FUNDS - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

FRANKLIN TEMPLETON FUNDS - The FRANKLIN FUNDS and the TEMPLETON FUNDS

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc.

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service


LETTER - Letter of Intent

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the NET ASSET VALUE per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II. CLASS Z shares have no front-end sales charge.

PROSPECTUS - The prospectus for the Fund dated October 1, 1996, as may be amended from time to time

RESOURCES - Franklin Resources, Inc.


SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution which, either directly or through affiliates, has an agreement with DISTRIBUTORS to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TEMPLETON FUNDS - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or INVESTOR SERVICES, DISTRIBUTORS, or another wholly-owned subsidiary of RESOURCES.


APPENDIX

ADDITIONAL DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.






                           FRANKLIN HIGH INCOME TRUST
                                File Nos. 2-30203
                                    811-1608

                                    FORM N-1A

                                     PART C
                                Other Information

Item 24 Financial Statements and Exhibits

      a)   Financial Statements

      (1) Audited Financial Statements incorporated herein by reference to the Registrant's Annual Report to shareholders dated May 31, 1996 as filed with the SEC electronically on Form Type N-30D on August 1, 1996

           (i) Report of Independent Auditors

           (ii) Statement of Investments in Securities and Net Assets - May 31, 1996

           (iii) Statement of Assets and Liabilities - May 31, 1996

           (iv) Statement of Operations - for the year ended May 31, 1996

           (v) Statements of Changes in Net Assets - for the years ended May 31, 1996 and 1995

           (vi) Notes to Financial Statements

      b)   Exhibits:

           The following exhibits are incorporated by reference except exhibits 11(i) which is attached herewith

      (1)  copies of the charter as now in effect;

           (i)  Form of Agreement and Declaration of Trust
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

           (ii) Form of Certificate of Trust
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996


      (2) copies of the existing By-Laws or instruments corresponding thereto;

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

           Not Applicable

      (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

           Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (i) Form of Management Agreement between Registrant and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (i) Form of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and dealers
                Registrant:  Franklin Tax-Free Trust
                Filing:  Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  March 14, 1996

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

           Not Applicable

      (8)  copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

           (i)  Custodian Agreement between Registrant and
                Bank of America NT & SA dated September 17, 1991.
                Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
                File No. 2-30203
                Filing Date: July 27, 1995

           (ii) Copy of Custodian Agreements between Registrant and Citibank
                Delaware:
                1.   Citicash Management ACH Customer Agreement
                2.   Citibank Cash Management Services Master Agreement
                3. Short Form Bank Agreement - Deposits and Disbursements of Funds
                     Registrant:  Franklin Asset Allocation Fund
                     Filing:  Post-Effective Amendment No. 56 to
                     Registration on Form N-1A
                     File No. 2-12647
                     Filing Date:  May 17, 1996

           (iii)Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 35 to
                Registration Statement on Form N-1A
                File No. 2-30203
                Filing Date: July 19, 1996

           (iv) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 35 to
                Registration Statement on Form N-1A
                File No. 2-30203
                Filing Date: July 19, 1996

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

           Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

           (i)  Opinion and Consent of Counsel dated July 25, 1995
                Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
                File No. 2-30203
                Filing Date: July 27, 1995

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

           (i) Consent of Independent Auditors

      (12) all financial statements omitted from Item 23;

           Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

           Not Applicable

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

           (i)  Franklin IRA Form
                Filing:  Post Effective Amendment No. 26 to
                Registration Statement of Registrant on Form N-1A
                File No. 2-30203
                Filing Date:  August 1, 1989

           (ii) Franklin 403(b) Retirement Plan
                Filing:  Post Effective Amendment No. 26 to
                Registration Statement of Registrant on Form
                N-1A
                File No. 2-30203
                Filing Date:  August 1, 1989

           (iii)Franklin Trust Company Insured CD IRA
                Filing:  Post Effective Amendment No. 26 to
                Registration Statement of Registrant on Form
                N-1A
                File No. 2-30203
                Filing Date:  August 1, 1989

           (iv) Franklin Business Retirement Plans
                Filing:  Post Effective Amendment No. 26 to
                Registration Statement of Registrant on Form
                N-1A
                File No. 2-30203
                Filing Date:  August 1, 1989

           (v)  Franklin SEP-IRA  (5305-SEP and 5305A-SEP)
                Filing:  Post Effective Amendment No. 26 to
                Registration Statement of Registrant on Form N-1A
                File No. 2-30203
                Filing Date:  August 1, 1989

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

           (i)  Form of Class I Distribution Plan pursuant to Rule 12b-1
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

           (ii) Form of Class II Distribution Plan pursuant to Rule 12b-1
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

      (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited)

           (i)  Schedule for computation of performance
                quotation
                Registrant:  Franklin Tax-Advantaged U.S.
                Government Securities Fund
                Filing: Post Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No.  33-11963
                Filing Date:  March 1, 1995

      (17) Power of Attorney

           (i)  Power of Attorney dated May 14, 1996
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

           (ii) Certificate of Secretary dated May 14, 1996
                Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
                File No. 1-30203
                Filing Date: August 1, 1996

      (18) Copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act

           (i)  Form of Multiple Class Plan
                Filing: Post-Effective Amendment No. 34 to
                Registration Statement on Form N-1A
                File No. 2-30203
                Filing Date: July 27, 1995

      (27) Financial Data Schedule

           Not Applicable

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

As of October 04, 1996, the number of record holders of the only class of securities of the Registrant was as follows:

                            Number of Record Holders
Title of Class               CLASS I             CLASS II

Capital Stock                1,829,669           3,602

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds(R). In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Gold Fund
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund, Inc.
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Advantaged High Yield Securities Fund
Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S. Government Securities Fund
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


ITEM 32  UNDERTAKINGS

a) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.




                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st of November 1996.

                              FRANKLIN HIGH INCOME TRUST
                              (Registrant)

                              By:   Rupert H. Johnson, Jr.*
                                    Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.*               Trustee and Principal
(Rupert H. Johnson)                   Executive Officer
                                      Dated:  November 1, 1996

Martin L. Flanagan*                   Principal Financial Officer
(Martin L. Flanagan)                  Dated:  November 1, 1996


Diomedes Loo-Tam*                     Principal Accounting Officer
(Diomedes Loo-Tam)                    Dated:  November 1, 1996


Frank H. Abbott III*                  Trustee
(Frank H. Abbott III)                 Dated: November 1, 1996

Harmon E. Burns*                      Trustee
(Harmon E. Burns)                     Dated: November 1, 1996

Robert F. Carlson*                    Trustee
(Robert F. Carlson)                   Dated: November 1, 1996

S. Joseph Fortunato*                  Trustee
(S. Joseph Fortunato)                 Dated: November 1, 1996

Roy V. Fox*                           Trustee
(Roy V. Fox)                          Dated: November 1, 1996

R. Martin Wiskemann*                  Trustee
(R. Martin Wiskemann)                 Dated: November 1, 1996


*By:/s/ Larry L. Greene
    Larry L. Greene, Attorney-in-Fact
    (Pursuant to Powers of Attorney filed herewith)






                           FRANKLIN HIGH INCOME TRUST

                     (formerly Age High Income Fund, Inc.)

                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                             LOCATION

EX-99.B1(i)             Form of Agreement and Declaration       *
                        of Trust

EX-99.B1(ii)            Form of Certificate of Trust            *

EX-99.B2(i)             By-Laws                                 *

EX-99.B5(i)             Form of Management Agreement            *
                        between Registrant and Franklin
                        Advisers, Inc.

EX-99.B6(i)             Form of Amended and Restated            *
                        Distribution Agreement between
                        Registrant and Franklin/Templeton
                        Distributors, Inc.

EX-99.B6(ii)            Forms of Dealer Agreements between      *
                        Franklin/Templeton Distributors,
                        Inc. and dealers

EX-99.B8(i)             Custodian Agreement between             *
                        Registrant and Bank of America NT
                        & SA dated September 17, 1991

EX-99.B8(ii)            Copy of Custodian Agreements            *
                        between Registrant and Citibank
                        Delaware:

EX-99.B8(iii)           Master Custody Agreement between        *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.B8(iv)            Terminal Link Agreement between         *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.B10(i)            Opinion and Consent of Counsel          *
                        dated July 25, 1995

EX-99.B11(i)            Consent of Independent Auditors         Attached

EX-99.B14(i)            Franklin IRA Form                       *

EX-99.B14(ii)           Franklin 403(b) Retirement Plan         *

EX-99.B14(iii)          Franklin Trust Company Insured CD       *
                        IRA

EX-99.B14(iv)           Franklin Business Retirement Plans      *

EX-99.B14(v)            Franklin SEP-IRA (5305-SEP and          *
                        5305A-SEP)

EX-99.B15(i)            Form of Class I Distribution Plan       *
                        pursuant to Rule 12b-1

EX-99.B15(ii)           Form of Class II Distribution Plan      *
                        pursuant to Rule 12b-1

EX-99.B16(i)            Schedule for Computation of             *
                        Performance Quotation

EX-99.B17(i)            Power of Attorney dated May 14, 1996    *

EX-99.B17(ii)           Certificate of Secretary dated May      *
                        14, 1996

EX-99.B18(i)            Form of Multiple Class Plan             *



* Incorporated by Reference